Accounts Receivable, Net (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Accounts Receivable, Net [Line Items]
Accounts receivables, net	$ 10,930
Receivable bears interest annual rate	7.50%
Percentage of outstanding secured receivable	70.00%
Bitcoin [Member]
Accounts Receivable, Net [Line Items]
Accounts receivables, net	$ 8,280